STOCK-BASED COMPENSATION (Details) $ in Thousands	Apr. 12, 2021 USD ($) shares
STOCK-BASED COMPENSATION
Shares reserved for issuance | shares	13,170,212
Maximum grant date fair value of cash and equity awards that may be awarded to a non-employee director | $	$ 750